Property, It and Equipment	12 Months Ended
Dec. 31, 2020
Disclosure of property, plant and equipment [text block] [Abstract]
PROPERTY, IT AND EQUIPMENT
12.	PROPERTY, IT AND EQUIPMENT

Details of the Groups property, IT and equipment are as follows:

$000	Furniture and fixtures	IT equipment	Total

Cost
At 1 January 2019	15	31	46
Additions	-	4	4
Disposals	-	-	-
At 31 December 2019	15	35	50

Depreciation
At 1 January 2019	9	30	39
Charge in year	3	2	5
At 31 December 2019	12	32	44

Net Book Value as at 31 December 2019	3	3	6

$000	Furniture and fixtures	IT equipment	Total

Cost
At 1 January 2020	16	38	55
Additions	-	1	1
Disposals	-	-	-
At 31 December 2020	16	39	55

Depreciation
At 1 January 2020	12	35	47
Charge in year	3	2	5
At 31 December 2020	15	37	52

Net Book Value as at 31 December 2020	1	2	3